Shareholders' Equity (Details) - USD ($)		Mar. 05, 2025	Feb. 28, 2025	Jan. 24, 2025	Dec. 30, 2024	Apr. 30, 2025		Oct. 31, 2024		Apr. 30, 2024	Oct. 31, 2023
Shareholders’ Equity [Line Items]
Common stock, shares authorized	[1]					2,500,000,000		2,500,000,000
Common stock, shares issued	[1]					29,374,403		25,000,000
Common stock, shares outstanding	[1]					29,374,403		25,000,000
Common stock, par value	[1]					$ 0.00002		$ 0.00002
Common stock amount				$ 700,000	$ 4,800,000	$ 587	[1]	$ 500	[1]
Net proceed				$ 380,000	$ 3,890,000
Sold shares				174,403
Price per share				$ 4
Proceeds from shareholders exchange		$ 3,000,000
Administrative expenses						19,950,000
Shareholders exchange		$ 6.65
IPO [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued					1,200,000
Common stock, par value					$ 4
IPO [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued					1,200,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued						29,374,403
Common stock, shares outstanding						29,374,403		25,000,000		25,000,000	25,000,000
Common stock, par value			$ 0.00002
Proceeds from shareholders exchange			$ 3,000,000

[1]	Certain shares are related to the IPO (See Note 14).